Operating Revenues - Cash Flows for Committed Time Charter Revenues (Details) - Time Charters $ in Thousands	Jun. 30, 2025 USD ($)
Concentration Risk [Line Items]
Within 1 year	$ 234,706
In the second year	68,812
In the third year	$ 17,593